Stock Option Plans and Stock Based Compensation Level 4 (Details) - Summary of Existing Stock Based Compensation Plans (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Stock based compensation plans [Line Items]
Term used in valuation model	30 years		30 years
Stock-based compensation expense	$ 1	$ 3	$ 4
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date	Nov. 01, 2010
Option Term	8 years 0 months 30 days
shares outstanding	82,556,847	82,556,847
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized	18
Compensation Expense to be recognized ratably	1
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition	1 year 6 months
Compensation Expense to be recognized upon an initial public offering	17
Momentive Performance Materials Holdings LLC 2011 Equity Incentive Plan - Tranche B & C [Member]
Stock based compensation plans [Line Items]
Aggregate Grant Date Fair Value			2
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	22 years		21 years 4 months 24 days
Momentive Performance Materials Holdings LLC 2011 Equity Incentive Plan - Tranche A Options [Member]
Stock based compensation plans [Line Items]
Aggregate Grant Date Fair Value	2		6
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate			2.17%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term			6 years 3 months
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate			37.50%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate			0.00%
Resolution Performance 2000 Stock Option Plan - Tranche A options [Member]
Stock based compensation plans [Line Items]
shares outstanding	19,530
Resolution Performance 2000 Stock Option Plan - Tranche B options [Member] [Member]
Stock based compensation plans [Line Items]
shares outstanding	39,098
Resolution Performance 2000 Non-Employee Directors Option Plan [Member]
Stock based compensation plans [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date	Nov. 01, 2010
Option Term	8 years 0 months 30 days
shares outstanding	286,626
Resolution Specialty Materials 2004 Stock Option Plan [Member]
Stock based compensation plans [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date	Oct. 01, 2014
Option Term	8 years 0 months 30 days
Number of Shares Authorized	1,027,197
Resolution Specialty Materials 2004 StockOption Plan - Tranche A options [Member]
Stock based compensation plans [Line Items]
shares outstanding	22,824
Resolution Specialty Materials 2004 Stock Option Plan - Tranche B performance options [Member]
Stock based compensation plans [Line Items]
shares outstanding	45,650
Resolution Specialty Materials 2004 Stock Option Plan - Director options [Member] [Member]
Stock based compensation plans [Line Items]
shares outstanding	99,865
BHI Acquisition Corp. 2004 Stock Incentive Plan [Member]
Stock based compensation plans [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date	Aug. 01, 2014
Option Term	10 years
Number of Shares Authorized	3,670,635
BHI Acquisition Corp. 2004 Stock Incentive Plan - Trance A options [Member]
Stock based compensation plans [Line Items]
shares outstanding	864,463
BHI Acquisition Corp. 2004 Stock Incentive Plan - Trance B options [Member] [Member]
Stock based compensation plans [Line Items]
shares outstanding	864,463
BHI Acquisition Corp. 2004 Stock Incentive Plan - Director options [Member]
Stock based compensation plans [Line Items]
shares outstanding	56,282
Hexion LLC 2007 Long-Term Incentive Plan [Member]
Stock based compensation plans [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date	Apr. 01, 2017
Number of Shares Authorized	1,700,000
Hexion LLC 2007 Long-Term Incentive Plan - Options to purchase units [Member]
Stock based compensation plans [Line Items]
Option Term	8 years
shares outstanding	298,500
Hexion LLC 2007 Long-Term Incentive Plan - Restricted Stock Units [Member]
Stock based compensation plans [Line Items]
shares outstanding	70,000
Momentive Performance Materials Holdings LLC 2011 Equity Incentive Plan [Member]
Stock based compensation plans [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date	Feb. 01, 2021
Option Term	10 years
Number of Shares Authorized	20,800,000
Momentive Performance Materials Holdings LLC 2011 Equity Incentive Plan - Tranche B & C Options [Member]
Stock based compensation plans [Line Items]
Aggregate Grant Date Fair Value			3
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	6 years 2 months 12 days		9 years 2 months 12 days
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate	0.00%		0.00%
Momentive Performance Materials Holdings LLC 2011 Equity Incentive Plan - Tranche A RDU's [Member] [Member] [Member]
Stock based compensation plans [Line Items]
Aggregate Grant Date Fair Value	$ 4		$ 4
Minimum [Member] | Momentive Performance Materials Holdings LLC 2011 Equity Incentive Plan - Tranche B & C Options [Member]
Stock based compensation plans [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	0.11%		0.16%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate	28.10%		34.60%
Maximum [Member] | Momentive Performance Materials Holdings LLC 2011 Equity Incentive Plan - Tranche B & C Options [Member]
Stock based compensation plans [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	2.06%		3.44%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate	35.50%		41.70%
Tranche A Options [Member] | Momentive Performance Materials Holdings LLC 2011 Equity Incentive Plan [Member]
Stock based compensation plans [Line Items]
shares outstanding	2,317,726
Tranche A RDUs [Member] | Momentive Performance Materials Holdings LLC 2011 Equity Incentive Plan [Member]
Stock based compensation plans [Line Items]
shares outstanding	7,041
Tranche B Options [Member] | Momentive Performance Materials Holdings LLC 2011 Equity Incentive Plan [Member]
Stock based compensation plans [Line Items]
shares outstanding	1,158,856
Tranche B RDUs [Member] | Momentive Performance Materials Holdings LLC 2011 Equity Incentive Plan [Member]
Stock based compensation plans [Line Items]
shares outstanding	386,280
Tranche C Options [Member] | Momentive Performance Materials Holdings LLC 2011 Equity Incentive Plan [Member]
Stock based compensation plans [Line Items]
shares outstanding	1,158,856
Tranche C RDU's [Member] | Momentive Performance Materials Holdings LLC 2011 Equity Incentive Plan [Member]
Stock based compensation plans [Line Items]
shares outstanding	386,280